Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2019
Registrant Name	BBH Trust
Central Index Key	0001342947
Amendment Flag	false
Document Creation Date	Feb. 28, 2020
Document Effective Date	Feb. 28, 2020
Prospectus Date	Feb. 28, 2020
Entity Inv Company Type	N-1A
BBH Select Series - Large Cap Fund | Class I Shares
Risk/Return:
Trading Symbol	BBLIX
BBH Select Series - Large Cap Fund | Retail Class Shares
Risk/Return:
Trading Symbol	BBLRX
BBH Global Core Select | Class N Shares
Risk/Return:
Trading Symbol	BBGNX
BBH Global Core Select | Retail Class Shares
Risk/Return:
Trading Symbol	BBGRX
BBH Partner Fund - International Equity | Class I Shares
Risk/Return:
Trading Symbol	BBHLX
BBH Limited Duration Fund | Class N Shares
Risk/Return:
Trading Symbol	BBBMX
BBH Limited Duration Fund | Class I Shares
Risk/Return:
Trading Symbol	BBBIX
BBH INCOME FUND | Class N Shares
Risk/Return:
Trading Symbol	BBNNX
BBH INCOME FUND | Class I Shares
Risk/Return:
Trading Symbol	BBNIX
BBH Intermediate Municipal Bond Fund | Class N Shares
Risk/Return:
Trading Symbol	BBINX
BBH Intermediate Municipal Bond Fund | Class I Shares
Risk/Return:
Trading Symbol	BBIIX
BBH U.S. Government Money Market Fund | Regular Shares
Risk/Return:
Trading Symbol	BBMXX
BBH U.S. Government Money Market Fund | Institutional Shares
Risk/Return:
Trading Symbol	BBSXX